Accounts and Other Receivables and Contract Assets - Summary of Accounts and Other Receivables and Contract Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Contract acquisition cost	¥ 2,812,305	¥ 6,236,822
Receivables from core retail credit and enablement service	1,564,189	3,736,176
Receivables from external payment services providers	1,059,093	1,826,203
Trust statutory deposits	627,674	1,058,355
Other deposits	390,173	505,764
Receivables from guarantee arrangements	273,838	430,908
Receivables from other technology platform-based service	181,602	508,202
Receivables from ADS income	107,079	95,246
Receivables from referral arrangements	51,724	586,461
Receivables from exercise of share options	1,670	197
Receivables for shares repurchase program	0	859,772
Others	498,336	553,530
Less: Provision for impairment losses	3,793	2,115	¥ 3,392
Accounts and other receivables and contract assets	7,293,671	15,758,135
Trade And Other Receivables [Member]
Disclosure of financial assets [line items]
Less: Provision for impairment losses	¥ (274,012)	¥ (639,501)